Redeemable noncontrolling interests (Details Textual) - Redeemable Noncontrolling Interests [Member]	Dec. 31, 2016
Ownership Percentage In Ordinary Shares Outstanding	100.00%
Ownership Percentage In Diluted Shares Outstanding	46.90%